Prepayment and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Prepayment and Other Current Assets, Net [Line Items]
Advance to suppliers		$ 211,101	$ 207,158
Advance to Suppliers [Member]
Prepayment and Other Current Assets, Net [Line Items]
Advance to suppliers	[1]	$ 3,240	$ 206,027

[1]	As of June 30, 2026, advance to suppliers includes $3,240,000, which relates to the Group’s strategic exploration investment in external software assets. This advance is not linked to the Group’s current core business.